Shareholders' equity and capital stock	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Shareholders' equity and capital stock
12.	Shareholders’ equity and capital stock

Issuances

On February 23, 2012, the Company completed a private placement of 17,250,000 common shares at $1.00 per share raising gross proceeds of $17,250,000. Total direct share issue costs, including the placement agents’ commission, were $1,005,457.

During the year ended December 31, 2012, 88,473 common shares were issued pursuant to the exercise of stock options. In addition, the Company exchanged 120,359 common shares for vested RSUs.

Warrants

The Company issued 50,000 warrants to purchase stock at US$1.00 per share to its consultant EPOCH Financial Group Inc. on September 4, 2012. During the year ended December 31, 2012, the Company recorded $17,675 in non-cash warrant costs related to the services received.

Activity with respect to warrants is summarized as follows:

		Weighted-
		average
	Warrants	exercise price
	#	$
Outstanding, December 31, 2009	-	-
Granted	100,000	1.20

Outstanding, December 31, 2010	100,000	1.20

Outstanding, December 31, 2011	100,000	1.20
Granted	50,000	0.99

Outstanding, December 31, 2012	150,000	1.13

As of December 31, 2012, outstanding warrants are as follows:

		Weighted-
		average	Aggregate
Exercise		remaining	Intrinsic
price	Number	contractual	Value
$	of warrants	life (years)	$	Expiry

0.99	50,000	2.7	-	September 4, 2015
1.20	100,000	2.8	-	November 1, 2015

	150,000	2.8	-

Stock options

In 2005, the Company’s Board of Directors approved the adoption of the Company's stock option plan (the “Option Plan”). Eligible participants under the Option Plan include directors, officers, employees and consultants of the Company. Under the terms of the Option Plan, stock options generally vest with Option Plan participants as follows: 10% at the date of grant; 22% four and one-half months after grant; 22% nine months after grant; 22% thirteen and one-half months after grant; and, the balance of 24% eighteen months after the date of grant.

Activity with respect to stock options is summarized as follows:

		Weighted-
		average
	Options	exercise price
	#	$
Outstanding, December 31, 2009	8,361,452	1.65
Granted	798,537	0.81
Exercised	(3,057,444)	1.15
Forfeited	(75,470)	0.84
Expired	(361,507)	2.06

Outstanding, December 31, 2010	5,665,568	1.79
Granted	3,162,098	2.05
Exercised	(1,677,432)	2.00
Forfeited	(241,332)	2.11
Expired	(495,000)	2.59

Outstanding, December 31, 2011	6,413,902	1.79
Granted	3,114,207	0.87
Exercised	(88,473)	0.85
Forfeited	(145,414)	1.99
Expired	(782,500)	3.25

Outstanding, December 31, 2012	8,511,722	1.32

The weighted average grant date fair value was $0.43 per stock optionfor the year ended December 31, 2012. The exercise price of a new grant is set at the closing price for the stock on the Toronto Stock Exchange (TSX) on the trading day immediately preceding the grant date so there is no intrinsic value as of the date of grant. The total fair value of options vested during 2012, 2011 and 2010 were $1.9 million, $1.8 million and $0.7 million, respectively.

As of December 31, 2012, outstanding stock options are as follows:

	Options outstanding			Options exercisable
		Weighted-			Weighted-
		average	Aggregate		average	Aggregate
Exercise		remaining	Intrinsic		remaining	Intrinsic
price	Number	contractual	Value	Number	contractual	Value
$	of options	life (years)	$	of options	life (years)	$	Expiry

1.65	680,000	0.4	-	680,000	0.4	-	May 8, 2013
1.72	25,000	0.6	-	25,000	0.6	-	August 6, 2013
0.71	437,268	1.1	52,472	437,268	1.1	52,472	February 9, 2014
0.90	813,028	1.7	-	813,028	1.7	-	September 2, 2014
0.81	554,074	2.2	11,081	554,074	2.2	11,081	March 5, 2015
2.87	1,318,293	3.1	-	1,318,293	3.1	-	January 28, 2016
1.57	645,000	3.5	-	490,200	3.5	-	July 7, 2016
1.17	784,109	3.7	-	595,923	3.7	-	September 9, 2016
1.16	200,000	3.8	-	152,000	3.8	-	October 24, 2016
0.91	1,136,368	4.0	-	605,324	4.0	-	January 12, 2017
1.39	200,000	4.1	-	108,000	4.1	-	February 1, 2017
1.18	100,000	4.2	-	54,000	4.2	-	March 1, 2017
0.76	1,618,582	4.9		161,862	4.9	11,330	December 7, 2017

1.32	8,511,722	3.2	63,553	5,994,972	2.6	74,883

The aggregate intrinsic value of the options in the preceding table represents the total pre-tax intrinsic value for stock options with an exercise price less than the Company’s TSX closing stock price of $0.83 as of the last trading day in the year ended December 31, 2012, that would have been received by the option holders had they exercised their options as of that date. The total number of in-the-money stock options outstanding as of December 31, 2012 was 2,609,924. The total number of in-the-money stock options exercisable as of December 31, 2012 was 1,153,204.

Restricted Share Units (“RSUs”)

On June 24, 2010, the Company’s shareholders approved the adoption of the Company’s restricted share unit plan (the “RSU Plan”). Eligible participants under the RSU Plan include directors and employees of the Company. Under the terms of the RSU Plan, RSUs vest with participants as follows: 50% on the first anniversary of the date of the grant and 50% on the second anniversary of the date of the grant.

Activity with respect to RSUs is summarized as follows:

		Weighted
		average grant
	RSU	date fair value
	#	$
Unvested, December 31, 2010	-	-
Granted	355,662	2.87
Vested	-	-
Forfeited	(79,297)	2.87

Unvested, December 31, 2011	276,365	2.87
Granted	703,572	0.91
Vested	(136,789)	2.87
Forfeited	(16,723)	1.66

Unvested, December 31, 2012	826,425	1.53

As of December 31, 2012, outstanding RSUs are as follows:

		Weighted-
		average	Aggregate
	Number of	remaining	Intrinsic
	unvested	amortization	Value
Grant date	options	life (years)	$
January 28, 2011	133,147	0.08	110,512
January 12, 2012	288,618	1.03	239,553
December 7, 2012	404,660	1.93	335,868

	826,425	1.32	685,933

Upon vesting, the holder of an RSU will receive one common share, for no additional consideration, for each RSU held.

Share-Based Compensation Expense

Stock-based compensation expense was $2.4 million, $2.5 million and $0.7 million for 2012, 2011 and 2010, respectively.

As of December 31, 2012, there was approximately $0.8 million of total unrecognized compensation expense (net of estimated pre-vesting forfeitures) related to unvested share-based compensation arrangements granted under the Option Plan and $0.4 million under the RSU Plan. The expenses are expected to be recognized over a weighted-average period of 1.0 years and 1.5 years, respectively.

Cash received from stock options exercised during the years ended December 31, 2012, 2011 and 2010 was less than $0.1 million, $3.4 million and $3.5 million, respectively.

Total share-based compensation included in capitalized construction cost for the year and in total is less than $0.1 million.

Fair Value Calculations

The fair value of options granted and warrants authorized during the years ended December 31, 2012, 2011 and 2010 was determined using the Black-Scholes option pricing model. The fair value of RSUs granted was determined using the intrinsic value at the date of grant. The following assumptions were used in performing the valuations:

	2012	2011	2010

Expected warrant life (years)	1.50	0	2.75
Expected option life (years)	3.29 - 3.37	3.24 - 3.28	3.12 - 3.14
Expected volatility	63-78%	79-82%	81-82%
Risk-free interest rate	1.0-1.3%	1.3-1.9%	1.7-1.9%
Forfeiture rate (warrants)	0.0%	0.0%	0.0%
Forfeiture rate (options)	4.6-4.8%	4.4-5.1%	4.3%
Forfeiture rate (RSUs)	12.5-22.3%	5.0%	5.0%
Expected dividend rate	0%	0%	0%

The Company estimates expected volatility using daily historical trading data of the Company’s common shares, because this method is recognized as a valid method used to predict future volatility. The risk-free interest rates are determined by reference to Canadian Treasury Note constant maturities that approximate the expected option term. The Company has never paid dividends and currently has no plans to do so.

Share-based compensation expense is recognized net of estimated pre-vesting forfeitures, which results in recognition of expense on options that are ultimately expected to vest over the expected option term. Forfeitures were estimated using actual historical forfeiture experience.

Although the estimated fair values of stock options are determined as outlined above, these estimates are based on assumptions regarding a number of complex and subjective variables, including the Company’s stock price volatility over the expected terms of the awards, estimates of the expected option terms, including actual and expected option exercise behaviors and estimates of pre-vesting forfeitures. Changes in any of these assumptions could materially affect the estimated value of stock options and, therefore the valuation methods used may not provide the same measure of fair value observed in a willing buyer/willing seller market transaction.

The fair value used for the RSUs issued in December 2012, January 2012 and 2011 was $0.76, $0.91 and $2.87, respectively, per unit which was the closing price of the stock on the TSX as of the trading day immediately preceding the grant date.